SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment loss recognised on financial assets
Total revenue	$ 331,046	$ 319,018	$ 409,522
Voyage expenses	149,444	151,705	166,924
Vessel operating costs	33,889	32,657	40,837
Gross profit (loss)	20,526	11,093	22,114
Interest income	1,979	3,787	7,164
Interest expense	(11,916)	(6,517)	(6,548)
Share of losses of joint ventures	(1,420)	(454)	(12,946)
Taxation	(685)	(1,389)	(3,226)
(Loss) profit for the year	(43,487)	(20,640)	(60,812)
Impairment loss on net assets of disposal group	0	0	5,092
Impairment loss on right-of-use assets	2,250	0	0
Unallocated Total [member]
Impairment loss recognised on financial assets
Vessel revenue	0	0
Ship sale revenue	0	0
Other	0	0
Total revenue
Voyage expenses	0	0
Vessel operating costs	0	0
Charter hire costs	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0
Depreciation of ships and ship equipment – right-of-use assets	0
Cost of ship sale	0	0
Other	0	0
Cost of sales
Gross profit (loss)
Operating (loss) profit	(2,255)	(6,195)	(4,481)
Interest income	0	0
Interest expense	0	0
Share of losses of joint ventures	0	0
Impairment loss recognised on financial assets		0
Taxation	0	0
(Loss) profit for the year	(2,255)	(6,195)	(4,481)
Impairment loss on owned ships	0	0	0
Impairment loss on right-of-use assets	0
Impairment loss on goodwill and intangible assets	0		2,364
Capital expenditure	0	0	0
Total [member]
Impairment loss recognised on financial assets
Vessel revenue	313,156	324,176	410,910
Ship sale revenue	23,899	12,447	17,727
Other	4,560	5,088	4,425
Total revenue	341,615	341,711	433,062
Voyage expenses	(135,756)	(140,182)	(158,355)
Vessel operating costs	(41,658)	(47,486)	(56,695)
Charter hire costs	(62,136)	(103,077)	(128,568)
Depreciation of ships, drydocking and plant and equipment– owned assets	(23,244)	(18,895)	(26,167)
Depreciation of ships and ship equipment – right-of-use assets	(30,504)
Cost of ship sale	(24,601)	(11,460)	(17,560)
Other	(832)	(1,635)	(16,638)
Cost of sales	(318,731)	(322,735)	(403,983)
Gross profit (loss)	22,884	18,976	29,079
Operating (loss) profit	(29,456)	(10,374)	(36,532)
Interest income	1,910	3,224	6,573
Interest expense	(15,256)	(12,023)	(11,973)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets		(85)
Taxation	(685)	(1,384)	(3,767)
(Loss) profit for the year	(43,487)	(20,642)	(45,699)
Impairment loss on net assets of disposal group			5,092
Impairment loss on owned ships	16,995	2,862	32,180
Impairment loss on right-of-use assets	2,250
Impairment loss on goodwill and intangible assets	3,179		12,119
Capital expenditure	107,766	34,495	13,186
Adjustments [member]
Impairment loss recognised on financial assets
Vessel revenue	(4,645)	(20,321)	(24,941)
Ship sale revenue	(7,353)	(3,780)	0
Other	1,429	1,408	1,401
Total revenue	(10,569)	(22,693)	(23,540)
Voyage expenses	(13,688)	(11,523)	(8,569)
Vessel operating costs	7,769	14,829	15,858
Charter hire costs	468	2,429	820
Depreciation of ships, drydocking and plant and equipment– owned assets	5,715	4,801	8,192
Depreciation of ships and ship equipment – right-of-use assets	55
Cost of ship sale	7,757	3,785	0
Other	135	489	274
Cost of sales	8,211	14,810	16,575
Gross profit (loss)	(2,358)	(7,883)	(6,965)
Operating (loss) profit	(1,989)	(4,110)	(8,724)
Interest income	69	563	591
Interest expense	3,340	5,506	5,425
Share of losses of joint ventures	(1,420)	(454)	(12,946)
Impairment loss recognised on financial assets		(1,498)
Taxation	0	(5)	541
(Loss) profit for the year	0	2	(15,113)
Impairment loss on owned ships	0	(2,862)	(15,677)
Impairment loss on right-of-use assets	0
Impairment loss on goodwill and intangible assets	0		0
Capital expenditure	(1,565)	(1,776)	(6,756)
Combined Total [Member]
Impairment loss recognised on financial assets
Vessel revenue	308,511	303,855	385,969
Ship sale revenue	16,546	8,667	17,727
Other	5,989	6,496	5,826
Total revenue	331,046	319,018	409,522
Voyage expenses	(149,444)	(151,705)	(166,924)
Vessel operating costs	(33,889)	(32,657)	(40,837)
Charter hire costs	(61,668)	(100,648)	(127,748)
Depreciation of ships, drydocking and plant and equipment– owned assets	(17,529)	(14,094)	(17,975)
Depreciation of ships and ship equipment – right-of-use assets	(30,449)
Cost of ship sale	(16,844)	(7,675)	(17,560)
Other	(697)	(1,146)	(16,364)
Cost of sales	(310,520)	(307,925)	(387,408)
Gross profit (loss)	20,526	11,093	22,114
Operating (loss) profit	(31,445)	(14,484)	(45,256)
Interest income	1,979	3,787	7,164
Interest expense	(11,916)	(6,517)	(6,548)
Share of losses of joint ventures	(1,420)	(454)	(12,946)
Impairment loss recognised on financial assets		(1,583)
Taxation	(685)	(1,389)	(3,226)
(Loss) profit for the year	(43,487)	(20,640)	(60,812)
Impairment loss on net assets of disposal group			5,092
Impairment loss on owned ships	16,995	0	16,503
Impairment loss on right-of-use assets	2,250
Impairment loss on goodwill and intangible assets	3,179		12,119
Capital expenditure	106,201	32,719	6,430
Drybulk carrier business [Member]
Impairment loss recognised on financial assets
Vessel revenue	256,742	263,687	331,423
Ship sale revenue	8,067	8,667	6,830
Other	3,636	3,955	3,618
Total revenue	268,445	276,309	341,871
Voyage expenses	(127,757)	(128,753)	(147,075)
Vessel operating costs	(26,585)	(28,249)	(30,868)
Charter hire costs	(56,555)	(86,987)	(110,163)
Depreciation of ships, drydocking and plant and equipment– owned assets	(14,181)	(11,732)	(13,294)
Depreciation of ships and ship equipment – right-of-use assets	(25,059)
Cost of ship sale	(8,280)	(7,676)	(5,339)
Other	(247)	333	(14,740)
Cost of sales	(258,664)	(263,064)	(321,479)
Gross profit (loss)	9,781	13,245	20,392
Operating (loss) profit	(16,170)	(3,964)	(7,200)
Interest income	1,325	2,388	5,662
Interest expense	(10,107)	(6,749)	(7,429)
Share of losses of joint ventures		0	0
Impairment loss recognised on financial assets		(24)
Taxation	(194)	(19)	(2,900)
(Loss) profit for the year	(25,146)	(8,368)	(11,867)
Impairment loss on net assets of disposal group			5,092
Impairment loss on owned ships	2,905	0	14,174
Impairment loss on right-of-use assets	2,250
Impairment loss on goodwill and intangible assets	0		0
Capital expenditure	53,104	33,626	9,894
Drybulk carrier business [Member] | Handysize [Member]
Impairment loss recognised on financial assets
Vessel revenue	102,805	116,372	118,262
Ship sale revenue	8,067	8,667	6,830
Other	1,360	1,670	1,639
Total revenue	112,232	126,709	126,731
Voyage expenses	(53,449)	(57,707)	(59,004)
Vessel operating costs	(23,632)	(26,514)	(26,546)
Charter hire costs	(15,162)	(16,091)	(22,773)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,585)	(9,016)	(10,642)
Depreciation of ships and ship equipment – right-of-use assets	(114)
Cost of ship sale	(8,280)	(7,676)	(5,339)
Other	(232)	(550)	341
Cost of sales	(111,454)	(117,554)	(123,963)
Gross profit (loss)	778	9,155	2,768
Operating (loss) profit	(11,354)	1,758	(20,039)
Interest income	659	1,196	2,052
Interest expense	(4,850)	(4,985)	(5,158)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets		(16)
Taxation	(95)	113	(250)
(Loss) profit for the year	(15,640)	(1,934)	(23,395)
Impairment loss on owned ships	2,905	0	14,174
Impairment loss on right-of-use assets	0
Impairment loss on goodwill and intangible assets	0		0
Capital expenditure	3,065	26,690	4,148
Drybulk carrier business [Member] | Supermax [Member]
Impairment loss recognised on financial assets
Vessel revenue	153,937	146,097	156,517
Ship sale revenue	0	0	0
Other	1,218	1,225	911
Total revenue	155,155	147,322	157,428
Voyage expenses	(74,286)	(71,087)	(76,497)
Vessel operating costs	(4,436)	(3,405)	(3,302)
Charter hire costs	(41,393)	(69,428)	(73,336)
Depreciation of ships, drydocking and plant and equipment– owned assets	(3,596)	(2,716)	(2,648)
Depreciation of ships and ship equipment – right-of-use assets	(24,945)
Cost of ship sale	0	0	0
Other	(15)	24	(124)
Cost of sales	(148,671)	(146,612)	(155,907)
Gross profit (loss)	6,484	710	1,521
Operating (loss) profit	(4,910)	(5,993)	(3,109)
Interest income	666	1,190	2,048
Interest expense	(5,257)	(1,764)	(2,218)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets		(8)
Taxation	(99)	(131)	(240)
(Loss) profit for the year	(9,600)	(6,706)	(3,519)
Impairment loss on owned ships	0	0	0
Impairment loss on right-of-use assets	2,250
Impairment loss on goodwill and intangible assets	0		0
Capital expenditure	50,008	6,629	4,574
Drybulk carrier business [Member] | Others [Member]
Impairment loss recognised on financial assets
Vessel revenue	0	1,218	56,644
Ship sale revenue	0	0	0
Other	1,058	1,060	1,068
Total revenue	1,058	2,278	57,712
Voyage expenses	(22)	41	(11,574)
Vessel operating costs	1,483	1,670	(1,020)
Charter hire costs	0	(1,468)	(14,054)
Depreciation of ships, drydocking and plant and equipment– owned assets	0	0	(4)
Depreciation of ships and ship equipment – right-of-use assets	0
Cost of ship sale	0	0	0
Other	0	859	(14,957)
Cost of sales	1,461	1,102	(41,609)
Gross profit (loss)	2,519	3,380	16,103
Operating (loss) profit	94	271	15,948
Interest income	0	2	1,562
Interest expense	0	0	(53)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets		0
Taxation	0	(1)	(2,410)
(Loss) profit for the year	94	272	15,047
Impairment loss on net assets of disposal group			5,092
Impairment loss on owned ships	0	0	0
Impairment loss on right-of-use assets	0
Impairment loss on goodwill and intangible assets	0		0
Capital expenditure	31	307	1,172
Tanker business [Member]
Impairment loss recognised on financial assets
Vessel revenue	56,414	60,489	79,487
Ship sale revenue	15,832	3,780	10,897
Other	924	1,133	807
Total revenue	73,170	65,402	91,191
Voyage expenses	(7,999)	(11,429)	(11,280)
Vessel operating costs	(15,073)	(19,237)	(25,827)
Charter hire costs	(5,581)	(16,090)	(18,405)
Depreciation of ships, drydocking and plant and equipment– owned assets	(9,063)	(7,163)	(12,873)
Depreciation of ships and ship equipment – right-of-use assets	(5,445)
Cost of ship sale	(16,321)	(3,784)	(12,221)
Other	(585)	(1,968)	(1,898)
Cost of sales	(60,067)	(59,671)	(82,504)
Gross profit (loss)	13,103	5,731	8,687
Operating (loss) profit	(11,031)	(215)	(24,851)
Interest income	585	836	911
Interest expense	(5,149)	(5,274)	(4,544)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets		(61)
Taxation	(491)	(1,365)	(867)
(Loss) profit for the year	(16,086)	(6,079)	(29,351)
Impairment loss on owned ships	14,090	2,862	18,006
Impairment loss on right-of-use assets	0
Impairment loss on goodwill and intangible assets	3,179		9,755
Capital expenditure	54,662	869	3,292
Tanker business [Member] | MR tanker [Member]
Impairment loss recognised on financial assets
Vessel revenue	37,813	37,911	42,561
Ship sale revenue	7,352	0	10,897
Other	0	0	(151)
Total revenue	45,165	37,911	53,307
Voyage expenses	(5,502)	(7,966)	(7,555)
Vessel operating costs	(10,194)	(11,313)	(13,267)
Charter hire costs	(5,581)	(16,090)	(16,257)
Depreciation of ships, drydocking and plant and equipment– owned assets	(5,305)	(3,157)	(6,476)
Depreciation of ships and ship equipment – right-of-use assets	(5,420)
Cost of ship sale	(7,757)	0	(12,221)
Other	(139)	(1,269)	(756)
Cost of sales	(39,898)	(39,795)	(56,532)
Gross profit (loss)	5,267	(1,884)	(3,225)
Operating (loss) profit	(7,459)	(7,368)	(22,203)
Interest income	368	536	320
Interest expense	(3,214)	(3,249)	(2,583)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets		(37)
Taxation	(215)	158	316
(Loss) profit for the year	(10,520)	(9,960)	(24,150)
Impairment loss on owned ships	8,124	1,262	13,149
Impairment loss on right-of-use assets	0
Impairment loss on goodwill and intangible assets	1,589		3,902
Capital expenditure	54,000	0	2,287
Tanker business [Member] | Small tanker [Member]
Impairment loss recognised on financial assets
Vessel revenue	13,419	17,395	22,740
Ship sale revenue	8,480	3,780	0
Other	0	0	0
Total revenue	21,899	21,175	22,740
Voyage expenses	(2,497)	(3,463)	(3,725)
Vessel operating costs	(5,743)	(8,960)	(9,488)
Charter hire costs	0	0	(2,148)
Depreciation of ships, drydocking and plant and equipment– owned assets	(1,489)	(1,738)	(2,324)
Depreciation of ships and ship equipment – right-of-use assets	(25)
Cost of ship sale	(8,564)	(3,784)	0
Other	(444)	(697)	(864)
Cost of sales	(18,762)	(18,642)	(18,549)
Gross profit (loss)	3,137	2,533	4,191
Operating (loss) profit	(5,774)	(922)	(9,372)
Interest income	180	258	215
Interest expense	(893)	(921)	(600)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets		(21)
Taxation	(296)	262	510
(Loss) profit for the year	(6,783)	(1,344)	(9,247)
Impairment loss on owned ships	5,966	1,600	4,857
Impairment loss on right-of-use assets	0
Impairment loss on goodwill and intangible assets	1,590		5,853
Capital expenditure	605	815	20
Tanker business [Member] | Others [Member]
Impairment loss recognised on financial assets
Vessel revenue	5,182	5,183	14,186
Ship sale revenue	0	0	0
Other	924	1,133	958
Total revenue	6,106	6,316	15,144
Voyage expenses	0	0	0
Vessel operating costs	864	1,036	(3,072)
Charter hire costs	0	0	0
Depreciation of ships, drydocking and plant and equipment– owned assets	(2,269)	(2,268)	(4,073)
Depreciation of ships and ship equipment – right-of-use assets	0
Cost of ship sale	0	0	0
Other	(2)	(2)	(278)
Cost of sales	(1,407)	(1,234)	(7,423)
Gross profit (loss)	4,699	5,082	7,721
Operating (loss) profit	2,202	8,075	6,724
Interest income	37	42	376
Interest expense	(1,042)	(1,104)	(1,361)
Share of losses of joint ventures	0	0	0
Impairment loss recognised on financial assets		(3)
Taxation	20	(1,785)	(1,693)
(Loss) profit for the year	1,217	5,225	4,046
Impairment loss on owned ships	0	0	0
Impairment loss on right-of-use assets	0
Impairment loss on goodwill and intangible assets	0		0
Capital expenditure	$ 57	$ 54	$ 985